Commitments, Contingencies, and Guarantees - Additional Information (Detail) ₨ in Millions, Rp in Millions, $ in Millions			12 Months Ended
	Nov. 09, 2017 INR (₨)	Nov. 09, 2017 USD ($)	Mar. 31, 2018 INR (₨) shares	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Nov. 09, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 IDR (Rp)	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments			₨ 123,157.0		₨ 71,486.0		$ 1,892.0
Amount of indemnities and other guarantees			27,036.0		22,591.0		415.0
Export obligations			123,854.0		171,647.0		1,902.0
Potential liability related to export obligation			11,015.0		16,965.0		169.0
Lease payments recognized as expense on non-cancellable lease			13.0	$ 0.0	285.0
Reversal of provisions recognised related to contribution to district mineral foundation			2,913.0	45.0
Commercial power generation [member]
Disclosure of contingent liabilities [line items]
Capital commitments			977.0		2,152.0		15.0
Capacity expansion aluminium business [member]
Disclosure of contingent liabilities [line items]
Capital commitments			20,469.0		24,843.0		314.0
Capacity expansion HZL [member]
Disclosure of contingent liabilities [line items]
Capital commitments			19,844.0		15,539.0		305.0
Capacity expansion copper business [member]
Disclosure of contingent liabilities [line items]
Capital commitments			27,578.0		14,106.0		424.0
Capacity expansion cairn [member]
Disclosure of contingent liabilities [line items]
Capital commitments			43,464.0		1,429.0		661.0
Capacity expansion black mountain mining [member]
Disclosure of contingent liabilities [line items]
Capital commitments			10,572.0		13,354.0		162.0
Punjab state power corporation limited [member] | Talwandi Sabo Power Limited [member]
Disclosure of contingent liabilities [line items]
Contingent rent recognised as revenue under PPA			12,358.0	190.0	12,287.0
Refund sought by the Company of ED cess paid till March 2006 [Member] | Bharat aluminium company limited [member]
Disclosure of contingent liabilities [line items]
Contingent asset			345.0				5.0
Customs and excise duty bonds [Member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees			6,981.0		4,391.0		107.0
Performance Bank Guarantees [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees			4,021.0		4,355.0		62.0
Supplies of materials and services [Member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees			6,739.0		5,444.0		104.0
Litigation against provisional valuation of custom duty and other liabilities [Member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees			1,210.0		953.0		19.0
Agencies Suppliers And Government Authorities [Member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees			6,935.0		6,298.0		107.0
Tax contingent liability [member] | Cairn India Limited ("Cairn") 3 [member]
Disclosure of contingent liabilities [line items]
Contingent liability			91,393.0				1,404.0					₨ 204,947.0	$ 3,148.0
Adjusted dividend			6,666.0				102.0
Additional dividend			4,415.0				68.0
Contingent liabilities reduced			91,393.0				1,404.0
Tax contingent liability [member] | Volcan Investments Limited [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees			1,150.0				18.0
Tax contingent liability [member] | Interest expense [member] | Cairn India Limited ("Cairn") 3 [member]
Disclosure of contingent liabilities [line items]
Contingent liability												₨ 102,473.0	$ 1,574.0
Tax contingent liability [member] | Interest portion included in contingent liability [Member] | Cairn India Limited ("Cairn") 3 [member]
Disclosure of contingent liabilities [line items]
Contingent liability			102,474.0				1,574.0
Tax contingent liability [member] | Shares put for Sale [Member] | Cairn India Limited ("Cairn") 3 [member]
Disclosure of contingent liabilities [line items]
Value of shares put for Sale by Tax Department			₨ 58,607.0				$ 900.0
Number of shares sold by government for tax recovery			64,467,715				64,467,715
Tax contingent liability [member] | Shares put for Sale [Member] | Cairn India Limited ("Cairn") 3 [member] | Equity shares [member]
Disclosure of contingent liabilities [line items]
Shares authorized, shares			184,125,764				184,125,764
Tax contingent liability [member] | Shares put for Sale [Member] | Cairn India Limited ("Cairn") 3 [member] | Preference shares [member]
Disclosure of contingent liabilities [line items]
Shares authorized, shares			736,503,056				736,503,056
Tax contingent liability [member] | Demand raised [Member] | Cairn India Limited ("Cairn") 3 [member]
Disclosure of contingent liabilities [line items]
Contingent liability			₨ 204,947.0				$ 3,148.0
Tax contingent liability [member] | Other Tax Disputes [Member]
Disclosure of contingent liabilities [line items]
Contingent liability			65,610.0		63,348.0		1,008.0
Legal proceedings contingent liability [member] | Shenzhen Shandong Nuclear Power Construction Co Limited [member]
Disclosure of contingent liabilities [line items]
Litigation, Claims against the Company			16,420.0	252.0
Amount deposited as bank guarantee			1,870.0				29.0
Liability booked	₨ 3,390.0				2,000.0			$ 31.0	$ 52.0
Arbitration settlement awarded	2,210.0	$ 34.0
Settlement awarded interest and cost	₨ 1,180.0	$ 18.0
Settlement award interest rate	9.00%	9.00%
Legal proceedings contingent liability [member] | Punjab state power corporation limited [member] | Talwandi Sabo Power Limited TSPL [ member ]
Disclosure of contingent liabilities [line items]
Contingent liability			9,529.0		9,529.0		146.0			$ 146.0
Performance bank guarantees invoked to recover liquidated damages | ₨			1,500.0
Legal proceedings contingent liability [member] | Refund sought by the Company of ED cess paid till March 2006 [Member] | Bharat aluminium company limited [member]
Disclosure of contingent liabilities [line items]
Contingent liability			6,899.0		6,103.0		106.0
Legal proceedings contingent liability [member] | Additional Provision [Member] | Shenzhen Shandong Nuclear Power Construction Co Limited [member]
Disclosure of contingent liabilities [line items]
Liability booked	₨ 1,390.0								21.0
Legal proceedings contingent liability [member] | Additional payment on law [Member] | Shenzhen Shandong Nuclear Power Construction Co Limited [member]
Disclosure of contingent liabilities [line items]
Contingent liability	₨ 1,134.0								$ 17.0
Legal proceedings contingent liability [member] | Additional payment on law [Member] | Refund sought by the Company of ED cess paid till March 2006 [Member] | Bharat aluminium company limited [member]
Disclosure of contingent liabilities [line items]
Contingent liability			6,554.0		5,758.0		101.0
Legal proceedings contingent liability [member] | Ravva Joint Venture arbitration proceedings: ONGC Carry [member] | Cairn India Limited ("Cairn") 3 [member] | Government of India [Member]
Disclosure of contingent liabilities [line items]
Contingent liability			4,156.0		4,156.0		64.0			64.0
Legal proceedings contingent liability [member] | Imposition of Entry Tax [member] | States of Chhattisgarh, Odish and Rajasthan [member]
Disclosure of contingent liabilities [line items]
Contingent liability			12,551.0		11,274.0		193.0
Legal proceedings contingent liability [member] | Department of mines and Geology [member] | Hindustan Zinc Limited (HZL) [member]
Disclosure of contingent liabilities [line items]
Contingent liability			3,339.0				51.0			51.0	Rp 3,339
Legal proceedings contingent liability [member] | Miscellaneous disputes [Member]
Disclosure of contingent liabilities [line items]
Contingent liability			36,032.0		30,909.0		553.0
South Africa Carry Cost [member] | Petro SA [member]
Disclosure of contingent liabilities [line items]
Contingent liability			6,511.0		6,511.0		$ 100.0			$ 100.0
Exploration expenditure incurred			2,474.0	38.0
Balance of exploration expenditure			₨ 4,037.0	$ 62.0	₨ 4,037.0	$ 62.0